Fair Value Measurements (Details) - Schedule of changes in the fair value of the Level 3 over-allotment liability - CIK 0001853314 Gesher I Acquisition Corp - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
Schedule of Changes in the Fair Value of The Level3 Over Allotment Liability [Abstract]
Fair value as of Beginning
Initial fair value of over-allotment liability upon issuance at IPO	105,450	105,450
Change in fair value	(44,550)	(44,550)
Charged to shareholders' deficit upon exercise	$ (60,900)	(60,900)
Fair value as of Ending